INCOME TAXES - Schedule of Accumulated Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Provision for Income Tax [Line Items]
Property basis differences	$ 1,330	$ 1,167
Pension and OPEB	(78)	(99)
Regulatory asset/liability	366	296
Loss carryforwards and tax credits	(199)	(116)
Nuclear fuel disposal costs	(66)	(59)
Other	(5)	3
Net accumulated deferred income tax liability	1,348	1,192
First Energy [Member]
Provision for Income Tax [Line Items]
Property basis differences	6,579	6,079
Pension and OPEB	(249)	(322)
Regulatory asset/liability	732	744
Loss carryforwards and tax credits	(920)	(762)
Valuation allowances	245	240
Other	(355)	(366)
Net accumulated deferred income tax liability	$ 6,032	$ 5,613	$ 46